Separate information on the main office, parent entity and joint action agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	$ 4,818,463	$ 4,684,151	$ 4,268,094
Liabilities	(2,655,885)	(2,549,679)	(2,130,292)
Equity	2,162,578	2,134,472	$ 2,137,802	$ 2,247,468
Parent [Member]
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	4,173,308	4,069,649
Liabilities	(2,050,223)	(1,983,382)
Equity	$ 2,123,085	$ 2,086,267